Acquisitions (Tables)	12 Months Ended
Sep. 30, 2024
Police Ordnance [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of purchase consideration [Table Text Block]
	Number	Fair Value
Common shares	396	$377,503
Warrants	20,000	$132,000
Contingent shares	87	$83,319
Total fair value purchase consideration		$592,822

Disclosure of net cash inflow as at closing of acquisition [Table Text Block]
Cash assumed on acquisition	$162,547
less: consideration paid in cash	-
Net cash inflow on acquisition	$162,547

Disclosure of total fair value consideration [Table Text Block]
Total purchase consideration at fair value	$592,822

Police Ordnance's net assets:
Cash	162,547
Trade and other receivables	104,432
Inventories	352,685
Intangible assets:
Purchase orders	100,000
Customer relationships	50,000
ARWENTM tradename	44,000
Accounts payable and accrued liabilities	82,963
Corporate tax liability	32,338
Contract liabilities	29,861
Borrowings	26,238
Deferred tax liabilities	49,442
Net assets at fair value	$592,822

DEFSEC [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of minimum annual royalty payments [Table Text Block]
Date	Amount
April 29 2023	$150,000
April 29 2024	$150,000
April 29 2025	$200,000
April 29 2026	$200,000
April 29 2027	$250,000
April 29 2028	$250,000
April 29 2029	$300,000
April 29 2030	$300,000
April 29 2031	$350,000
April 29 2032	$350,000
Total	$2,500,000

Disclosure of purchase consideration [Table Text Block]
	Number	Fair Value
Common shares	1,428	$1,290,000
Warrants	50,000	$425,000
Minimum royalty payments		$1,191,219

Total		$2,906,219

Identifiable intangible assets
Technology asset		$2,906,219